Inventories, Net Of Customer Advances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 653,082	$ 631,513
Raw materials	585,564	516,385
Advances to suppliers and subcontractors	95,314	106,142
Inventory, gross	1,333,960	1,254,040
Provision for losses on long-term contracts	(17,272)	34,120
Inventories, net	1,316,688	1,219,920
Pre-contract costs
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 187,422	$ 225,626